Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties

Due from related parties consists of the following:

		As of
Name	Related party relationship	June 30, 2025	December 31, 2024
Zhaohui Chen	Director of Shanghai TD Manufacturing	$-	$9,962
Yun Zhang	Director of Shanghai TD Installation	-	548
Qi Qin	Supervisor of Shanghai TD Manufacturing in 2021	-	4,795
Shanghai Muling Industry Co., LTD	An entity controlled by Jiling Cheng	-	1,189,492
Total due from related parties		$-	$1,204,797

Due to related parties consists of the following:

		As of
Name	Related party relationship	June 30, 2025	December 31, 2024
Yue Xu	Director of Shanghai TD Installation	$-	$-
Jiling Cheng	Supervisor of Shanghai TD Parking and Shanghai TP Parking	-	3,669
Zhejiang Xinghang Precision Machinery Co., LTD	An entity controlled by Jiling Cheng	-	46,580
Shanghai Liqing Information Technology Co. LTD	An entity controlled by Zixuan Chen	-	5,480
Bin Lu	Principal shareholder, Director, Juridical person, Chief Executive Officer.	-	47,091
Total due to related parties		$-	$102,820